INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Domestic	$ 827	$ 383
Foreign	4,633	2,942
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	$ 5,460	$ 3,325